Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments accounted for using equity method [abstract]
At beginning of the period	¥ 1,659	¥ 4,669
Additions	84	1,824
Transfer (Note a)	954	0
Business combinations	21	2
Share of profit, net	30	39
Share of other comprehensive (loss)/income	1	(38)
Deemed disposal (Note 9)	0	(4,506)
Disposal	(4)	(49)
Currency translation differences	(48)	(10)
Dividend income	(6)	(72)
At end of the period	¥ 2,691	¥ 1,859